Post balance sheet events (Details) - Legal proceedings contingent liability £ in Millions, $ in Millions	Oct. 15, 2028 GBP (£)	Oct. 15, 2028 USD ($)	Oct. 15, 2027 GBP (£)	Oct. 15, 2027 USD ($)	Oct. 15, 2026 GBP (£)	Oct. 15, 2026 USD ($)	Jan. 30, 2026 GBP (£)	Jan. 30, 2026 USD ($)	Jan. 31, 2026 subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Number of subsidiaries									2
R J Reynolds Tobacco Company
Disclosure of non-adjusting events after reporting period [line items]
Gains on litigation settlements							£ 148.7	$ 200.0
R J Reynolds Tobacco Company | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Gains on litigation settlements	£ 60.1	$ 80.8	£ 57.9	$ 77.9	£ 55.8	$ 75.0